Goodwill and Intangibles Level 4 (Details) - Schedule of Goodwill (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Gross	$ 169	$ 169
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Accumulated Foreign Currency Translation	0	(2)
Goodwill	169	167	169
EPCD [Member]
Goodwill [Line Items]
Goodwill, Gross	88	88
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Accumulated Foreign Currency Translation	2	2
Goodwill	90	90	91
FPD [Member]
Goodwill [Line Items]
Goodwill, Gross	81	81
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Accumulated Foreign Currency Translation	(2)	(4)
Goodwill	$ 79	$ 77	$ 78